Transamerica Life Insurance Company
4333 Edgewood Road, N.E.
Cedar Rapids, IA  52499






October 7, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: Transamerica Life Insurance Company - Separate Account VA-8 Pre-Effective Amendment No. 1
                  File Nos.  333-128772 and 811-9859


Commissioners:

On behalf of Transamerica Life Insurance Company's Separate Account VA-8 ("Separate Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain contracts offered by the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus contained in the Form N-4 registration statement for the Separate Account (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on October 4, 2005.

Sincerely,


/s/Darin Smith

Darin Smith
Vice President